Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis of Changes In Unobservable Inputs Liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Recognition in profit or loss
Favorable changes		₩ 142,769	₩ 109,665
Unfavorable changes		(144,090)	(112,106)
Other comprehensive income
Favorable changes		0	109,470
Unfavorable changes		0	(111,902)
Financial instruments designated at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[1]	94,001	78,355
Unfavorable changes	[1]	(97,663)	(82,797)
Other comprehensive income
Favorable changes	[1]	0	78,356
Unfavorable changes	[1]	0	(82,797)
Derivatives held for trading
Recognition in profit or loss
Favorable changes	[2]	48,768	31,310
Unfavorable changes	[2]	(46,427)	(29,309)
Other comprehensive income
Favorable changes	[2]	0	31,114
Unfavorable changes	[2]	₩ 0	₩ (29,105)

[1]	For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value by ±1%p and volatility of underlying asset, growth rate by ±1%p or ±10% and correlation coefficient by ±10%.
[2]	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by ± 10%.